Share-based payment arrangements - LTIP (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) SFr / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 SFr / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SFr / shares
Restricted shares
Summary of the activity related to share-based compensation arrangements.
Vesting period	3 years
LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition period for eligibility	3 years
Component based on earnings per share, weighted percent	50.00%
Component based on shareholder return, weighted percent	30.00%
Component based on CO2e reductions, weighted percent	20.00%
Summary of the activity related to share-based compensation arrangements.
Unrecognized compensation cost at end of period | $	$ 50	$ 50
Weighted average period over which unrecognized share-based compensation costs are expected to be reported	1 year 9 months 18 days
LTIP | Performance shares
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares)	1.5
Granted (in number of shares)	0.7
Turbocharging Division spin-off (in number of shares)	0.1
Vested (in number of shares)	(0.3)
Forfeited (in number of shares)	(0.1)
End of period (in number of shares)	1.9		1.5
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share) | SFr / shares		$ 23.23
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share) | SFr / shares		33.33		SFr 38.92		SFr 10.50
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share) | SFr / shares		23.12
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share) | SFr / shares		26.96
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share) | SFr / shares		27.01		23.23
Aggregate fair value of shares, at the dates of grant | $	$ 26		$ 37
LTIP | Restricted shares
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares)	2.0
Granted (in number of shares)	0.8
Turbocharging Division spin-off (in number of shares)	0.1
Vested (in number of shares)	(0.1)
Forfeited (in number of shares)	(0.2)
End of period (in number of shares)	2.6		2.0
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share) | SFr / shares		20.61
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share) | SFr / shares		30.52		26.39		SFr 15.76
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share) | SFr / shares		19.60
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share) | SFr / shares		23.72
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share) | SFr / shares		$ 23.65		SFr 20.61
Aggregate fair value of shares, at the dates of grant | $	$ 27		$ 26		$ 22
TSR component of LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period when shares will be delivered based on Company results	3 years
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant	200.00%
EPS component of LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of weighted cumulative earnings per share performance	3 years
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant	200.00%
ESG component of LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant	200.00%
Summary of the activity related to share-based compensation arrangements.
Share-based compensation arrangement by share-based payment award period of ESG scope 1 and 2 CO2 emissions calculation of performance component	3 years